Financial Instruments - Financial liabilities (Details) - Financial liabilities at amortised cost, category - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Measured at amortized cost:
Total	$ 799,493	$ 707,306
Short-term unsecured borrowings
Measured at amortized cost:
Total	140
Short-term secured borrowings
Measured at amortized cost:
Total	568,200	503,700
Accounts payables and other payables (including related parties)
Measured at amortized cost:
Total	197,430	160,940
Long-term unsecured borrowings (including current portion)
Measured at amortized cost:
Total	28,500	34,500
Lease liabilities (including current and noncurrent)
Measured at amortized cost:
Total	4,218	7,160
Guarantee deposits
Measured at amortized cost:
Total	$ 1,005	$ 1,006